Condensed Statements of Changes in Stockholders' Equity (Unaudited) (Parentheticals)	12 Months Ended
Dec. 31, 2020 shares
Statement of Stockholders' Equity [Abstract]
Sale of units, net of underwriting discount and offering costs	23,610,000